Cash flow statement - DKK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net profit		kr 102,434	kr 100,988	kr 83,683
Adjustment of non-cash items:
Income taxes in the income statement		28,106	26,203	20,991
Depreciation, amortisation and impairment losses		21,982	19,107	9,413
Other non-cash items	[1]	(3,122)	445	424
Changes in working capital	[1]	3,737	2,589	19,713
Interest received		1,398	1,884	1,072
Interest paid		(3,419)	(612)	(491)
Income taxes paid		(32,014)	(29,636)	(25,897)
Net cash flows from operating activities		119,102	120,968	108,908
Purchase of intangible assets		(29,973)	(4,145)	(13,090)
Purchase of property, plant and equipment		(60,140)	(47,164)	(25,806)
Cash used for acquisition of businesses		0	(82,163)	0
Settlement for prior year's acquisition of businesses		1,004	0	0
Proceeds from other financial assets		30	0	33
Purchase of other financial assets		(225)	(786)	(271)
Purchase of marketable securities		(498)	(19,028)	(13,018)
Sale of marketable securities		10,644	24,391	8,260
Net cash flows from investing activities		(79,158)	(128,895)	(43,892)
Purchase of treasury shares		(1,388)	(20,181)	(29,924)
Dividends paid		(51,763)	(44,140)	(31,767)
Proceeds from borrowings		103,931	79,391	0
Repayment of borrowings		(79,188)	(6,335)	(1,467)
Net cash flows from financing activities		(28,408)	8,735	(63,158)
Net cash generated from activities		11,536	808	1,858
Cash and cash equivalents at the beginning of the year		15,655	14,392	12,653
Exchange gains/(losses) on cash and cash equivalents		(727)	455	(119)
Cash and cash equivalents at the end of the year		kr 26,464	kr 15,655	kr 14,392

[1]
1. Effective 1 January 2025, 'Sales deductions and product returns' are presented as a separate line item on the balance sheet to enhance clarity of presentation and disclosures. In prior years, a portion of these balances was included within 'Provisions' and has therefore been reclassified from 'Other non-cash items', which captures movements in provisions,  to 'Changes in working capital'. Refer to note 4.7 for further information.